Accounts Receivable	12 Months Ended
Sep. 30, 2018
Receivables [Abstract]
Accounts receivable
Accounts Receivable
Accounts receivable are summarized as follows:

	September 30, 2018	September 30, 2017
Accounts Receivable	$258,955	$248,742
Allowance for Doubtful Accounts	(4,199)	(3,494)
Receivables, net	$254,756	$245,248

The movement in the allowance for doubtful accounts was as follows:

	Year Ended September 30,
	2018	2017	2016
Balance at beginning of period	$(3,494)	$(4,784)	$(1,572)
Charged to costs and expenses	(1,832)	(1,206)	(3,219)
Write-offs	1,387	2,481	74
Foreign currency and other	(260)	15	(67)
Balance at end of period	$(4,199)	$(3,494)	$(4,784)